Pension and Other Employee Obligations - Sensitivity of Defined Benefit Obligation to a Change in Each Significant Actuarial Assumption (Detail)	Mar. 31, 2018
India [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	(7.30%)
Sensitivity of defined benefit obligation due to a possible decrease in assumption	0.70%
India [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	3.60%
Sensitivity of defined benefit obligation due to a possible decrease in assumption	(3.50%)
Philippines [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	(1.40%)
Sensitivity of defined benefit obligation due to a possible decrease in assumption	1.50%
Philippines [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	1.00%
Sensitivity of defined benefit obligation due to a possible decrease in assumption	(0.90%)
Sri Lanka [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	(3.40%)
Sensitivity of defined benefit obligation due to a possible decrease in assumption	0.50%
Sri Lanka [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in assumption	1.50%
Sensitivity of defined benefit obligation due to a possible decrease in assumption	(1.50%)